E&E ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
E&E ASSETS
Schedule of property and nature of expenditure

	Kelly	Lone	Stockade		Fourmile
	Creek	Mountain	Mountain	Miller	Basin	Total
Balance - December 31, 2021	$379,154	$237,727	$—	$197,837	$471,438	$1,286,156
E&E expenditures:
Acquisition costs	50,000	20,000	25,000	25,000	54,433	174,433
Assays	24,554	—	—	—	—	24,554
Consulting	12,693	7,406	16,329	7,956	47,007	91,391
Drilling	327,145	—	—	—	96,993	424,138
Field supplies and rentals	2,121	—	2,250	—	—	4,371
Field work	1,500	—	—	—	2,332	3,832
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	3,000	—	—	1,769	—	4,769
Mapping	6,375	—	—	5,250	—	11,625
Government payments	96,333	80,370	46,666	49,749	53,095	326,213
Share-based compensation	5,235	5,235	5,235	5,235	5,233	26,173
Travel	6,769	—	566	44	4,144	11,523
Total E&E expenditures	535,725	113,011	96,046	105,003	263,237	1,113,022
Movement in foreign exchange	—	—	—	—	(30,144)	(30,144)
Balance - December 31, 2022	$914,879	$350,738	$96,046	$302,840	$704,531	$2,369,034
E&E expenditures:
Acquisition costs	30,000	72,200	25,000	25,000	—	152,200
Assays	6,012	4,385	—	37,722	27,573	75,692
Consulting	4,344	99,619	96,567	34,625	22,150	257,305
Drilling	—	—	538,627	500,463	108,293	1,147,383
Field supplies and rentals	—	867	11,125	3,572	259	15,823
Field work	—	17,544	28,535	21,301	12,426	79,806
Finders’ fees	—	—	—	15,000	—	15,000
Geophysics	—	28,250	—	—	—	28,250
Government payments	17,558	177,236	46,108	50,131	378	291,411
Share-based compensation	16,749	16,749	16,749	14,950	2,865	68,062
Travel	622	9,094	8,343	9,864	5,387	33,310
Write-off of E&E assets	(353,456)	—	—	(1,015,468)	(883,862)	(2,252,786)
Total E&E expenditures	(278,171)	425,944	771,054	(302,840)	(704,531)	(88,544)
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490

Kelly Creek
E&E ASSETS
Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023 and every year thereafter	$30,000	Paid

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	In progress
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000
November 16, 2024 and every six months thereafter	$25,000

Schedule of required minimum annual E&E expenditures on the project / property

May 16, 2023	$30,000	Completed
May 16, 2024	2,000 meters of drilling	In progress	(1)

(1)

Subsequent to December 31, 2023, on February 28, 2024, the Company executed an amendment to the mineral lease and option agreement with BMR eliminating the requirement of 2,000 meters of drilling by May 16, 2024.